UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2008
                                                       -------------

        Check here if Amendment |X|; Amendment Number:
                                                       -------------

                        This Amendment (Check only one):

                        |_| is a restatement.
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:      Thomas W. Smith
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    Address:   323 Railroad Avenue        Greenwich      CT         06830
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               (Street)                   (City)         (State)    (Zip)

    Form 13F File Number:  028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:   Thomas W. Smith
         Title:  Investment Manager
         Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         August 14, 2008
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[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:         1
                                                    ---

         Form 13F Information Table Entry Total:    32
                                                    ---

         Form 13F Information Table Value Total:    $1,080,678 (thousands)
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List of Other Included Managers:

No.      Form 13F File No.:          Name:
---      ------------------          --------------------

01       028-10290                   Scott J. Vassalluzzo
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---      ------------------          --------------------

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

FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/    SH/ PUT/  INVSTMT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
     --------------            --------------     -----    --------  -------    --- ----  -------   --------   ----    ------   ----
ACI WORLDWIDE, INC.                  COM        4498101      24692  1403761     SH         Other       01    1403761
BLACKROCK CORPORATE HIGH YIELD
  FUND III, INC.                     COM        09255M104      117    17850     SH         Sole                17850
CEDAR FAIR LP                   DEPOSITRY UNIT  150185106     1501    79865     SH         Sole                79865
COPART, INC.                         COM        217204106    30125   703533     SH         Sole               703533
COPART, INC.                         COM        217204106   156763  3660982     SH         Other       01    3660982
CREDIT ACCEPTANCE CORP.              COM        225310101    12315   481825     SH         Sole               481825
CREDIT ACCEPTANCE CORP.              COM        225310101   104118  4073462     SH         Other       01    4073462
DEALERTRACK HOLDINGS, INC.           COM        242309102    16262  1152532     SH         Other       01    1152532
HOUSEVALUES INC.                     COM        44183Y102      377   137040     SH         Sole               137040
HOUSEVALUES INC.                     COM        44183Y102     2402   873431     SH         Other       01     873431
IRON MOUNTAIN, INC.                  COM        462846106     6717   253008     SH         Sole               253008
IRON MOUNTAIN, INC.                  COM        462846106    94542  3560897     SH         Other       01    3560897
LIFE TIME FITNESS, INC.              COM        53217R207     6556   221845     SH         Sole               221845
LIFE TIME FITNESS, INC.              COM        53217R207    32087  1085850     SH         Other       01    1085850
MOBILE MINI, INC.                    COM        60740F105     8504   425219     SH         Sole               425219
MOBILE MINI, INC.                    COM        60740F105    42952  2147619     SH         Other       01    2147619
NOKIA CORPORATION                    COM        654902204    25725  1050000     SH         Other       01    1050000
PRE-PAID LEGAL SERVICES, INC.        COM        740065107    11826   291130     SH         Sole               291130
PRE-PAID LEGAL SERVICES, INC.        COM        740065107    87838  2162437     SH         Other       01    2162437
SCP POOL CORPORATION                 COM        73278L105     5038   283677     SH         Sole               283677
SCP POOL CORPORATION                 COM        73278L105     3907   220000     SH         Other       01     220000
SEI INVESTMENTS CO                   COM        784117103    36216  1539792     SH         Sole              1539792
SEI INVESTMENTS CO                   COM        784117103   211000  8971072     SH         Other       01    8971072
STAPLES INC.                         COM        855030102      653    27500     SH         Sole                27500
SYSTEMAX INC.                        COM        871851101    20169  1142700     SH         Other       01    1142700
TRACTOR SUPPLY CO.                   COM        892356106     3859   132873     SH         Sole               132873
TRACTOR SUPPLY CO.                   COM        892356106    40523  1395411     SH         Other       01    1395411
U.S. AUTO PARTS NETWORK, INC.        COM        90343C100    10637  2938399     SH         Other       01    2938399
W HOLDING COMPANY INC.               COM        929251106     1974  2322765     SH         Sole              2322765
W HOLDING COMPANY INC.               COM        929251106     6992  8225869     SH         Other       01    8225869
WORLD ACCEPTANCE CORP.               COM        981419104     8070   239688     SH         Sole               239688
WORLD ACCEPTANCE CORP.               COM        981419104    66220  1966741     SH         Other       01    1966741

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